Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Income Taxes [Line Items]
Federal income tax rate	34.00%
Excess tax benefits associated with the exercise of non-qualified stock options, restricted stock grants, and disqualifying dispositions of incentive stock option stock	$ 2,458	$ 2,367
Valuation allowance	103,396	89,267
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	223,205
Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Tax credit carryforwards	8,907
Tax credit carryforwards, expiration date	2029
Internal Revenue Service (IRS) [Member] | Minimum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date	2018
Internal Revenue Service (IRS) [Member] | Maximum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date	2033
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	152,667
State and Local Jurisdiction [Member] | Alternative Minimum Tax [Member]
Income Taxes [Line Items]
Tax credit carryforwards	17
State and Local Jurisdiction [Member] | Minimum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date	2014
State and Local Jurisdiction [Member] | Maximum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date	2033
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 14,625